Critical accounting judgment and key sources of estimation and uncertainty	12 Months Ended
Dec. 31, 2017
Critical accounting judgment and key sources of estimation and uncertainty
Critical accounting judgement and key sources of estimation and uncertainity

5. Critical accounting judgment and key sources of estimation and uncertainty

In the process of applying the Company’s accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. These estimates and associated assumptions are based on the knowledge available as of the preparation date of the financial statements and historical experiences as well as other factors that are considered to be relevant. The estimates and underlying assumptions are reviewed on an ongoing basis.

Developments outside management’s control may cause actual amounts to differ from the original estimates. In that case, the underlying assumptions and, if necessary, the carrying amounts of the pertinent assets and liabilities are adjusted accordingly. Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods, if the revision affects both current and future periods.

The assumptions and estimates refer primarily to the recognition of revenue, valuation of bad debt allowance, valuation of inventory, and the valuation of derivative financial instruments (relating to the Performance Participation Interest on the loan with the European Investment Bank).

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Revenue recognition

Revenue on sales of printers is recognized when the significant risks and rewards of ownership are transferred to the customer, the amount of revenue and cost incurred or to be incurred can be measured reliably and it is probable that the economic benefits associated with the sale will flow to the Company. Generally this is the case, when the printer is installed and finally accepted by the customer. On occasion, we grant a loan for a portion or all of the purchase price of a machine to a customer. We recognize revenue on such sales when it is probable that we will obtain the economic benefits from the transaction. In these situations, we analyze the credit risk associated with the customer based on all available information and the outstanding balance to determine the risk. The amount of revenue comprises the fair value of the consideration received, including future payments under the loan agreement. We typically retain legal title to our machines until receipt of all consideration to protect the collectability of any outstanding balances due, which does not preclude a conclusion that the significant risks and rewards of ownership have transferred.

Valuation of bad debt allowance

The Company evaluates customer accounts with past‑due outstanding balances or specific accounts for which it has information that the customer may be unable to meet its financial obligations. Based upon a review of these accounts and Management’s analysis and judgment, the Company estimates the future cash flows expected to be recovered from these receivables. The amount of the impairment on doubtful receivables is measured individually and recorded as a specific allowance against that customer’s receivable balance so as to equal the amount expected to be recovered. The allowance is re‑evaluated and adjusted periodically as additional information is received.

Valuation of inventories

We evaluate the adequacy of our inventory reserves on a periodic basis. Our determination of our inventory reserve is subject to change because it is based on management’s current estimates. In determining the need for an inventory reserve on our printers in progress or finished stage, we consider the inventory at hand per product and expected sales. In that context, we consider order backlog on hand, budgeted sales and market opportunities by product type.

Valuation of derivative instruments

We evaluate the loan with the European Investment Bank to determine if the contracts or embedded components of those contracts qualify as derivatives requiring separate recognition in the financial statements. In circumstances where there are multiple embedded derivatives in a single hybrid contract that relate to the same risk exposure, or that are not readily separable and independent of each other, are treated as a single compound embedded derivative. The single compound embedded derivative is revalued on each balance sheet date, with changes in the fair value between reporting periods recorded within financial result of the consolidated statements of comprehensive loss. The embedded derivative component is measured at fair value on initial recognition, the carrying amount of the host contract on initial recognition is the difference between the carrying amount of the hybrid instrument and the fair value of the embedded derivative.